SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

a) Incentive Grants

Subsequent to December 31, 2023, the Company granted the following incentive grants:

Stock Options

The Company granted 26,607,500 stock options to Directors, Officers, employees and consultants of the Company under the terms of its share-based compensation plan. The stock options have a weighted average exercise price of $0.118 per share and are exercisable for a period of five years from grant date.

RSUs

The Company granted 8,422,115 RSUs to Officers and employees of the Company under the terms of its share-based compensation plan. The awards have a graded vesting schedule over a three-year period and will be settled in equity upon vesting.

PSUs

The Company granted 5,650,000 PSUs to Officers and Vice Presidents of the Company under the terms of its share-based compensation plan. The awards vest over a three-year period and will be settled in equity upon vesting. The amount of shares ultimately to be issued will vary and it is dependent on the Company’s share performance as compared to the share performance of a selected group of peer companies.

DSUs

The Company grants 400,000 DSUs to a Director of the Company under the terms of its share-based compensation plan. The awards have a graded vesting schedule over an 18-month period and will be settled in equity upon vesting.

b) Subsequent to December 31, 2023, 5,125,000 of stock options expired at a weighted average exercise price of $0.39, 1,261,213 unvested RSUs and $1,997,000 unvested PSUs were cancelled related to the departure of employees.

c) Investment in Big Ridge Gold Corp.

On March 21, 2024, the Company amended the Earn-In Agreement between the Company and its subsidiary and Big Ridge Gold Corp. As part of the terms of the amending agreement, the Company granted Big Ridge the exclusive right and option to increase its undivided interest in and to the property from 51% to 80% in exchange for 10,000,000 Big Ridge Shares, effectively exercising Stage 2 of the amended Earn-In Agreement. In addition, the Company sold a total of 36,500,000 Big Ridge shares for $0.05 a share, resulting in gross proceeds of $1,825,000. The Company retains a 20% ownership interest in the Hope Brook Project.